Declaration of Distributions	12 Months Ended
Dec. 31, 2014
Declaration of Distributions [Abstract]
Declaration of Distributions
Declaration of Distributions
During the quarter ended December 31, 2014, the Company paid distributions in the amount of $0.001901096 per day per share on the outstanding shares of common stock payable to stockholders of record at the close of business on each day during the period from October 1, 2014 through December 31, 2014. Such distributions were paid on a monthly basis, on or about the first day of the month, for the month then-ended.
On December 15, 2014, the Company’s board of directors declared distributions in the amount of $0.001901096 per day per share on the outstanding shares of common stock payable to stockholders of record at the close of business on each day during the period from January 1, 2015 through March 31, 2015. Such distributions payable to each stockholder of record during a month will be paid on such date of the following month as the Company’s Chief Executive Officer may determine.